Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income Cost Text Block Abstract
Schedule of financial expenses, net
	Year ended December 31
	2022	2021	2020
	U.S. dollar in thousands

Finance expenses:
Bank fees and interest	(117)	(121)	(152)
Issuance expenses	-	-	(156)
Interest expenses	(212)	-	-
Changes in financial assets at fair value through profit or loss	(167)	-	-
Exchange rate differences	(35)	-	-
Total finance expenses	(531)	(121)	(308)

Financing income:
Changes in financial liabilities at fair value through profit or loss, including day 1 loss	461	961	3,245
Changes in financial assets at fair value through profit or loss	-	80	-
Interest income	16	8	14
Exchange differences	-	14	289
Total financing income	477	1,063	3,548
Financing income (expenses), net	(54)	942	3,240